Segment information	12 Months Ended
Dec. 31, 2022
Segment Information
Segment information

4	Segment information

The Company has three reportable segments as follows:

• Undergrad, which provides educational services through undergraduate courses related to medicine, other health sciences and other undergraduate programs;

• Continuing Education, which provides specialization programs and graduate courses in medicine; and

• Digital Services, which provides content and technology for medical education, clinical decisions software, practice management tools (that encompass electronic medical records, telemedicine and digital prescription for physicians), doctor-patient relationship and provides access, demand and efficiency for the healthcare players.

Segment information is presented consistently with the internal reports provided to the Company's Chief Executive Officer (CEO), which is the Chief Operating Decision Maker (CODM) and is responsible for allocating resources, assessing the performance of the Company's operating segments, and making the Company's strategic decisions.

No operating segments have been aggregated to form the above reportable operating segments. There is only one geographic region, and the results are monitored and evaluated as a single business.

The following tables presents assets and liabilities information for the Company’s operating segments as of December 31, 2022 and December 31, 2021, respectively:

	Undergrad	Continuing Education	Digital Services	Total reportable segments	Adjustments and eliminations	Total
As of December 31, 2022
Total assets	6,775,829	149,254	275,564	7,200,647	(1,108)	7,199,539
Current assets	1,461,802	61,673	115,290	1,638,765	(1,108)	1,637,657
Non-current assets	5,314,027	87,581	160,274	5,561,882	-	5,561,882

Total liabilities and equity	6,775,829	149,254	275,564	7,200,647	(1,108)	7,199,539
Current liabilities	711,896	57,605	137,296	906,797	(1,108)	905,689
Non-current liabilities	2,938,960	63,990	40,742	3,043,692	-	3,043,692
Equity	3,124,973	27,659	97,526	3,250,158	-	3,250,158

	Undergrad	Continuing Education	Digital Services	Total reportable segments	Adjustments and eliminations	Total
As of December 31, 2022
Other disclosures
Investments in associate	53,907	-	-	53,907	-	53,907
Capital expenditures (*)	247,634	8,827	61,694	318,155	-	318,155

(*)	Some of the capital expenditures are considered non-cash transactions (refer to note 24).

	Undergrad	Continuing Education	Digital Services	Total reportable segments	Adjustments and eliminations	Total
As of December 31, 2021
Total assets	6,072,135	105,629	272,122	6,449,886	(2,480)	6,447,406
Current assets	1,048,869	42,737	117,726	1,209,332	(2,480)	1,206,852
Non-current assets	5,023,266	62,892	154,396	5,240,554	-	5,240,554

Total liabilities and equity	6,072,135	105,629	272,122	6,449,886	(2,480)	6,447,406
Current liabilities	645,657	32,300	91,029	768,986	(2,480)	766,506
Non-current liabilities	2,551,175	47,705	82,002	2,680,882	-	2,680,882
Equity	2,875,303	25,624	99,091	3,000,018	-	3,000,018

	Undergrad	Continuing Education	Digital Services	Total reportable segments	Adjustments and eliminations	Total
As of December 31, 2021
Other disclosures
Investments in associate	48,477	-	-	48,477	-	48,477

As of December 31, 2021
Capital expenditures (*)	220,202	25,682	56,095	301,979	-	301,979

(*)	Some of the capital expenditures are considered non-cash transactions (refer to note 24).

The following tables present the statements of income for the Company’s operating segments for the years ended December 31, 2022, 2021 and 2020:

	December 31, 2022
	Undergrad	Continuing Education	Digital Services	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	2,037,889	108,806	182,362	2,329,057	-	2,329,057
Inter-segment	-	-	7,622	7,622	(7,622)	-
Revenue	2,037,889	108,806	189,984	2,336,679	(7,622)	2,329,057
Cost of services	(763,185)	(56,554)	(47,435)	(867,174)	7,622	(859,552)
Gross profit	1,274,704	52,252	142,549	1,469,505	-	1,469,505
General and administrative expenses						(798,153)
Other expenses, net						(7,252)
Operating income						664,100
Finance income						102,042
Finance expenses						(349,893)
Share of income of associate						12,184
Income before income taxes						428,433
Income taxes expenses						(35,677)
Net income						392,756

	December 31, 2021
	Undergrad	Continuing Education	Digital Services	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	1,498,408	72,983	147,980	1,719,371	-	1,719,371
Inter-segment	-	-	3,978	3,978	(3,978)	-
Revenue	1,498,408	72,983	151,958	1,723,349	(3,978)	1,719,371
Cost of services	(554,995)	(50,773)	(50,510)	(656,278)	3,978	(652,300)
Gross profit	943,413	22,210	101,448	1,067,071	-	1,067,071
General and administrative expenses	-	-	-	-	-	(622,615)
Other expenses, net	-	-	-	-	-	(3,561)
Operating income	-	-	-	-	-	440,895
Finance income	-	-	-	-	-	64,566
Finance expenses	-	-	-	-	-	(243,796)
Share of income of associate	-	-	-	-	-	11,797
Income before income taxes	-	-	-	-	-	273,462
Income taxes expenses	-	-	-	-	-	(31,179)
Net income	-	-	-	-	-	242,283

	December 31, 2020
	Undergrad	Continuing Education	Digital Services	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	1,002,461	107,197	91,533	1,201,191	-	1,201,191
Inter-segment	-	-	1,619	1,619	(1,619)	-
Revenue	1,002,461	107,197	93,152	1,202,810	(1,619)	1,201,191
Cost of services	(381,964)	(40,000)	(14,309)	(436,273)	1,619	(434,654)
Gross profit	620,497	67,197	78,843	766,537	-	766,537
General and administrative expenses	-	-	-	-	-	(402,855)
Other expenses, net	-	-	-	-	-	(347)
Operating income	-	-	-	-	-	363,335
Finance income	-	-	-	-	-	62,290
Finance expenses	-	-	-	-	-	(98,269)
Share of income of associate	-	-	-	-	-	7,698
Income before income taxes	-	-	-	-	-	335,054
Income taxes expenses	-	-	-	-	-	(27,067)
Net income	-	-	-	-	-	307,987

Seasonality of operations

Undergrad’s tuition revenues are related to the enrollment process and monthly tuition fees charged to students over the period; thus, does not have significant fluctuations during the semester. Continuing Education revenues are related to monthly intake and tuition fees and do not have a considerable concentration in any period. Digital Services is comprised mainly of Medcel, Pebmed, and iClinic revenues. While Pebmed and iClinic do not have significant fluctuation regarding seasonality, Medcel’s revenue is concentrated in the first and last quarter of the year due to the enrollments of Medcel’s clients’ period. In addition, the majority of Medcel’s revenues are derived from printed books and e-books, which are recognized at the point in time when control is transferred to the customer. Consequently, the Digital Services segment generally has higher revenues and results of operations in the first and last quarters of the year than in the second and third quarters.